                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                             Financial Statements
                                  (Unaudited)

                                 June 30, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               Table of Contents

                    For the six months ended June 30, 2001

                                          Page
                                          ----
Financial Statements (Unaudited):
   Statements of Assets and Liabilities.. F-1
   Statements of Operations.............. F-2
   Statements of Changes in Net Assets... F-3
Notes to Financial Statements (Unaudited) F-4

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                  (Unaudited)

                                                                       GE Investments Funds, Inc.
                                                                  ------------------------------------
                                                                             Money   Total
                                                                   S&P 500   Market  Return   Income
                                                                  Index Fund  Fund    Fund     Fund
                                                                  ---------- ------- ------- ---------
Assets
Investment in GE Investments Funds, Inc., at fair value (note 2):
 S&P 500 Index Fund (121,664 shares; cost -- $2,191,489)......... $2,798,270      --      --        --
 Money Market Fund (120,441 shares; cost -- $120,067)............         -- 120,441      --        --
 Total Return Fund (31,035 shares; cost -- $423,831).............         --      -- 466,140        --
 Income Fund (109,512 shares; cost -- $1,324,506)................         --      --      -- 1,359,048
                                                                  ---------- ------- ------- ---------
   Total assets..................................................  2,798,270 120,441 466,140 1,359,048
                                                                  ---------- ------- ------- ---------
Liabilities
Accrued expenses payable to affiliate (note 3)...................      2,017   5,610   1,692     6,406
Payable for units withdrawn......................................        913      --      71         2
                                                                  ---------- ------- ------- ---------
   Total liabilities.............................................      2,930   5,610   1,763     6,408
                                                                  ---------- ------- ------- ---------
   Net assets.................................................... $2,795,340 114,831 464,377 1,352,640
                                                                  ========== ======= ======= =========
Analysis of Net Assets
Attributable to:
 Flexible premium variable life insurance policyholders.......... $2,795,340 109,080 464,377    35,756
 GE Life and Annuity Assurance Company...........................         --   5,751      -- 1,316,884
                                                                  ---------- ------- ------- ---------
 Net assets...................................................... $2,795,340 114,831 464,377 1,352,640
                                                                  ========== ======= ======= =========
 Outstanding units attributable to policyholders.................     29,897   5,064   8,643     2,980
                                                                  ========== ======= ======= =========
 Net asset value per unit........................................ $    93.50   21.54   53.73     12.00
                                                                  ========== ======= ======= =========

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                           Statements of Operations
                                  (Unaudited)

                                                             GE Investments Funds, Inc.
                                                         ---------------------------------
                                                          S&P 500   Money  Total
                                                           Index    Market Return   Income
                                                           Fund      Fund   Fund     Fund
                                                         ---------  ------ -------  ------
                                                           Six months ended June 30, 2001
                                                         ---------------------------------
Investment income:
 Income -- Ordinary dividends........................... $      --  2,477       --      --
 Expenses -- Mortality and expense risk charges (note 3)     7,489    233    1,209      90
                                                         ---------  -----  -------  ------
Net investment income (expense).........................    (7,489) 2,244   (1,209)    (90)
                                                         ---------  -----  -------  ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)...............................    55,089     19    1,952      29
 Unrealized appreciation (depreciation) on investments..  (271,842)   (19) (17,256) 45,951
                                                         ---------  -----  -------  ------
Net realized and unrealized gain (loss) on investments..  (216,753)    --  (15,304) 45,980
                                                         ---------  -----  -------  ------
Increase (decrease) in net assets from operations....... $(224,242) 2,244  (16,513) 45,890
                                                         =========  =====  =======  ======

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                                        GE Investments Funds, Inc.
                                                                 ---------------------------------------
                                                                  S&P 500    Money    Total
                                                                   Index     Market   Return    Income
                                                                   Fund       Fund     Fund      Fund
-                                                                ----------  -------  -------  ---------
                                                                      Six months ended June 30, 2001
                                                                 ---------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)................................ $   (7,489)   2,244   (1,209)       (90)
 Net realized gain (loss).......................................     55,089       19    1,952         29
 Unrealized appreciation (depreciation) on investments..........   (271,842)     (19) (17,256)    45,951
                                                                 ----------  -------  -------  ---------
   Increase (decrease) in net assets from operations............   (224,242)   2,244  (16,513)    45,890
                                                                 ----------  -------  -------  ---------
From capital transactions:
 Net premiums...................................................     58,884    1,383   11,071      2,257
 Loan interest..................................................      1,364     (841)  (1,604)      (215)
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................    (91,701)      --     (394)        --
   Loans........................................................    (20,298)      --    1,641         53
   Cost of insurance (note 3)...................................    (76,682)  (3,819) (14,716)    (1,786)
   Transfer gain (loss) and transfer fees.......................      2,873     (141)      65       (197)
 Interfund transfers............................................    (30,568)  30,568       --         --
                                                                 ----------  -------  -------  ---------
   Increase (decrease) in net assets from capital transactions..   (156,128)  27,150   (3,937)       112
                                                                 ----------  -------  -------  ---------
Increase (decrease) in net assets...............................   (380,370)  29,394  (20,450)    46,002
Net assets at beginning of year.................................  3,175,710   85,437  484,827  1,306,638
                                                                 ----------  -------  -------  ---------
Net assets at end of period..................................... $2,795,340  114,831  464,377  1,352,640
                                                                 ==========  =======  =======  =========

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)



(1) Description of Entity

   GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2001:

                            Cost of Shares Proceeds From
Fund                           Acquired     Shares Sold
----                        -------------- -------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund........    $70,408       $234,248
 Money Market Fund.........     34,517          4,955
 Total Return Fund.........     13,415         18,626
 Income Fund...............      2,476          2,239

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (b) Capital Transactions

   The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 2001 is as follows:

                                                                  GE Investments Funds, Inc.
                                                                 ---------------------------
                                                                 S&P 500 Money  Total
                                                                  Index  Market Return Income
                                                                  Fund    Fund   Fund   Fund
                                                                 ------- ------ ------ ------
Units outstanding at December 31, 2000.......................... 31,536  3,789  8,715  2,951
                                                                 ------  -----  -----  -----
From capital transactions:
 Net premiums...................................................    606     64    199    212
 Loan Interest..................................................     14    (39)   (29)   (20)
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................   (945)    --     (7)    --
   Loans........................................................   (209)    --     30      5
   Cost of insurance............................................   (790)  (178)  (265)  (168)
 Interfund transfers............................................   (315) 1,428     --     --
                                                                 ------  -----  -----  -----
Net decrease in units from capital transactions................. (1,639) 1,275    (72)    29
                                                                 ------  -----  -----  -----
Units outstanding at June 30, 2001.............................. 29,897  5,064  8,643  2,980
                                                                 ======  =====  =====  =====

  (c) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

  (d) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to Compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

   A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.50%.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 June 30, 2001
                                  (Unaudited)



(3) Related Party Transactions -- Continued

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, and .50% for the Money Market, Total Return and Income Funds.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.